UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2009 Date of Reporting Period: 03/31/2009

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
AS OF: 03/31/2009

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
------------	----------	--------	-----------

COMMERCIAL PAPER -- 91.19%
$1,000,000	Nestle Capital Corporation	04/01/2009	1.10%	$ 1,000,000
2,000,000	BASF SE	04/02/2009	0.81%	1,999,955
500,000	Pfizer Inc.	04/02/2009	1.22%	499,984
650,000	Chevron Corporation	04/03/2009	0.41%	649,985
765,000	PepsiAmericas, Inc.	04/03/2009	0.35%	764,985
430,000	PepsiAmericas, Inc.	04/03/2009	0.35%	429,992
1,165,000	Novartis Finance Corporation	04/06/2009	0.15%	1,164,976
1,005,000	Wisconsin Electric Power Company	04/06/2009	0.30%	1,004,958
1,095,000	Hewlett-Packard Company	04/07/2009	0.41%	1,094,927
580,000	Procter & Gamble International Funding S.C.A.	04/07/2009	0.36%	579,966
2,675,000	Kimberly-Clark Worldwide, Inc.	04/08/2009	0.24%	2,674,875
500,000	American Honda Finance Corporation	04/09/2009	0.51%	499,944
2,115,000	Franklin Resources, Inc.	04/13/2009	0.35%	2,114,753
1,000,000	Franklin Resources, Inc.	04/13/2009	0.35%	999,883
1,000,000	Toyota Motor Credit Corporation	04/13/2009	0.51%	999,833
365,000	ConocoPhillips Qatar Funding Ltd.	04/14/2009	0.41%	364,947
1,000,000	Hewlett-Packard Company	04/15/2009	0.36%	999,864
1,730,000	PepsiAmericas, Inc.	04/16/2009	0.28%	1,729,798
250,000	Philip Morris International Inc.	04/16/2009	0.91%	249,906
3,000,000	General Dynamics Corporation	04/17/2009	0.25%	2,999,667
1,000,000	Toyota Motor Credit Corporation	04/20/2009	0.55%	999,715
1,000,000	Parker-Hannifin Corporation	04/21/2009	0.46%	999,750
1,070,000	American Honda Finance Corporation	04/22/2009	0.66%	1,069,594
455,000	American Honda Finance Corporation	04/22/2009	0.66%	454,828
195,000	Walt Disney Company (The)	04/22/2009	0.15%	194,983
250,000	Parker-Hannifin Corporation	04/23/2009	0.46%	249,931
820,000	John Deere Bank S.A.	04/24/2009	0.32%	819,832
549,000	John Deere Credit Ltd.	04/24/2009	0.38%	548,870
1,000,000	Brown-Forman Corporation	04/27/2009	0.41%	999,711
1,180,000	Parker-Hannifin Corporation	04/28/2009	0.41%	1,179,646
400,000	Parker-Hannifin Corporation	04/29/2009	0.41%	399,876
1,250,000	Stanley Works (The)	04/29/2009	0.61%	1,249,417
740,000	Stanley Works (The)	04/29/2009	0.61%	739,655
1,000,000	General Dynamics Corporation	04/30/2009	0.33%	999,734
500,000	Hewlett-Packard Company	05/01/2009	0.46%	499,813
625,000	Hewlett-Packard Company	05/01/2009	0.36%	624,818
1,000,000	Toyota Motor Credit Corporation	05/04/2009	0.51%	999,542
1,525,000	ConocoPhillips Qatar Funding Ltd.	05/05/2009	0.66%	1,524,064
2,345,000	Johnson & Johnson	05/05/2009	0.34%	2,344,247
1,000,000	Parker-Hannifin Corporation	05/06/2009	0.41%	999,611
2,000,000	Abbott Laboratories	05/07/2009	0.30%	1,999,400
750,000	Verizon Communications Inc.	05/07/2009	1.17%	749,138
500,000	Verizon Communications Inc.	05/08/2009	1.17%	499,409
1,250,000	Brown-Forman Corporation	05/11/2009	0.42%	1,249,431
1,000,000	ConocoPhillips Qatar Funding Ltd.	05/13/2009	0.91%	998,950
985,000	Walt Disney Company (The)	05/14/2009	0.36%	984,588
535,000	Johnson & Johnson	05/18/2009	0.30%	534,791
500,000	Stanley Works (The)	05/18/2009	0.66%	499,576
1,500,000	Verizon Communications Inc.	05/18/2009	0.86%	1,498,335
750,000	Stanley Works (The)	05/19/2009	0.56%	749,450
945,000	Procter & Gamble International Funding S.C.A.	05/20/2009	0.46%	944,421
1,750,000	Campbell Soup Company	05/29/2009	0.30%	1,749,154
1,130,000	Campbell Soup Company	05/29/2009	0.30%	1,129,454
1,000,000	Procter & Gamble International Funding S.C.A.	06/01/2009	0.41%	999,322
1,000,000	ConocoPhillips	06/02/2009	0.33%	999,432
1,000,000	American Honda Finance Corporation	06/03/2009	0.63%	998,915
1,000,000	Procter & Gamble International Funding S.C.A.	06/03/2009	0.51%	999,125
750,000	Hewlett-Packard Company	06/04/2009	0.39%	749,493
750,000	American Honda Finance Corporation	06/05/2009	0.61%	749,188
1,000,000	General Re Corporation	06/08/2009	0.41%	999,244
765,000	Abbott Laboratories	06/09/2009	0.20%	764,707
2,000,000	Pfizer Inc.	06/10/2009	0.36%	1,998,639
635,000	Pfizer Inc.	06/11/2009	0.37%	634,549
500,000	Pfizer Inc.	06/16/2009	0.37%	499,620
368,000	Verizon Communications Inc.	06/16/2009	0.71%	367,456
500,000	Verizon Communications Inc.	06/16/2009	0.71%	499,261
2,000,000	Wal-Mart Stores, Inc.	06/16/2009	0.56%	1,997,678
1,000,000	Deere & Company	06/17/2009	0.38%	999,209
1,300,000	Nestle Capital Corporation	06/23/2009	0.41%	1,298,801
1,000,000	Deere & Company	06/24/2009	0.36%	999,183
1,005,000	Campbell Soup Company	06/26/2009	0.30%	1,004,280
805,000	Eli Lilly and Company	07/08/2009	0.30%	804,343
1,015,000	Eli Lilly and Company	07/08/2009	0.30%	1,014,171
1,825,000	Coca-Cola Company (The)	07/20/2009	0.43%	1,822,658
333,000	Procter & Gamble International Funding S.C.A.	08/04/2009	0.51%	332,422
425,000	Procter & Gamble International Funding S.C.A.	08/04/2009	0.51%	424,262
1,000,000	Johnson & Johnson	08/17/2009	0.50%	998,122
1,655,000	Nestle Capital Corporation	08/31/2009	0.51%	1,651,506
				-----------
TOTAL Commercial Paper (COST: $78,912,518)				78,912,518
				-----------

FIXED RATE CORPORATE NOTES -- 6.50%
2,500,000	General Re Corporation, 9.00%	09/12/2009	1.31%	2,587,045
750,000	BellSouth Communications, 4.20%	09/15/2009	1.65%	758,689
2,250,000	SBC Communications Inc., 4.125%	09/15/2009	1.72%	2,274,594
				-----------
TOTAL Fixed Rate Corporate Notes (COST: $5,620,328)				5,620,328
				-----------

FLOATING RATE CORPORATE NOTES -- 2.32%
22,263	American Family Financial Services, Inc.	04/01/2009	0.10%	22,263
800,000	IBM International Group Capital LLC
	Floating Rate Note	07/29/2009	1.48%	800,117
1,185,000	Walt Disney Company (The)
	Floating Rate Global Note	09/10/2009	1.32%	1,185,351
				-----------
TOTAL Floating Rate Corporate Notes (COST: $2,007,731)				2,007,731
				-----------

TOTAL SECURITY HOLDINGS -- 100.01%	(COST: $86,540,577)			86,540,577
				-----------

LIABILITIES, NET OF OTHER ASSETS	-- (0.01)%			(4,923)

				-----------
TOTAL NET ASSETS				$86,535,654
				-----------
				-----------

% OF NET ASSETS

As of March 31, 2009, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ --
Level 2 - Other Significant Observable Inputs	86,540,577
Level 3 - Significant Unobservable Inputs	--
-----------
Total	$86,540,577
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 05/28/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 05/28/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/28/2009